Cover	Dec. 22, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2022
Entity File Number	001-39929
Entity Registrant Name	NORTHERN STAR INVESTMENT CORP. II
Entity Central Index Key	0001834518
Entity Tax Identification Number	85-3909728
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	The Chrysler Building
Entity Address, Address Line Two	405 Lexington Avenue
Entity Address, Address Line Three	44th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10174
City Area Code	212
Local Phone Number	818-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-fifth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-fifth of one redeemable warrant
Trading Symbol	NSTB.U
Security Exchange Name	NYSE
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	NSTB
Security Exchange Name	NYSE
Redeemable warrants, exercisable for shares of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for shares of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	NSTB WS
Security Exchange Name	NYSE